Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accrued liabilities	$ 27,687	$ 26,334
Stock compensation expense	12,200	10,257
Allowance for uncollectible accounts receivable	1,905	2,695
State net operating loss carryforwards	1,633	1,379
Other	2,845	2,763
Deferred income tax assets	46,270	43,428
Amortization of intangible assets	(42,192)	(40,135)
Accelerated tax depreciation	(16,322)	(10,499)
Revenue recognition	(1,684)
Currents assets	(1,315)	(1,148)
Other	(1,530)	(1,397)
Deferred income tax liabilities	(63,043)	(53,179)
Net deferred income tax liabilities	$ (16,773)	$ (9,751)